Loans - Age Analysis of Past Due Loans (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	¥ 18	¥ 21
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	18	21
30-59 Days Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
30-59 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
30-59 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	1
30-59 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	14	15
30-59 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	4	5
30-59 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	12	10
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	12	10
60-89 Days Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
60-89 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	3	0
60-89 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	1
60-89 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	8	8
60-89 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	1	1
60-89 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	83	94
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	60	65
90 Days or More Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
90 Days or More Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	28	27
90 Days or More Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	9	10
90 Days or More Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	13	17
90 Days or More Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	10	11
90 Days or More Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	23	29
Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	113	125
Total Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	90	96
Total Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
Total Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	31	27
Total Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	9	12
Total Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	35	40
Total Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	15	17
Total Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
Total Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	23	29
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	94,063	90,166
Current | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	57,840	56,936
Current | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	1,866	1,660
Current | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	43,334	42,017
Current | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	2,990	3,145
Current | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	7,472	7,742
Current | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	1,533	1,690
Current | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	645	682
Current | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	36,223	33,230
Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	94,176	90,291
Total | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	57,930	57,032
Total | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	1,866	1,660
Total | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	43,365	42,044
Total | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	2,999	3,157
Total | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	7,507	7,782
Total | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	1,548	1,707
Total | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	645	682
Total | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	¥ 36,246	¥ 33,259